Consolidated Condensed Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) (Unaudited) (Parentheticals)	Dec. 31, 2022 $ / shares
Common stock issued, price per share (in AUD per Share)	$ 0.77